Derivative financial instruments - Hedging instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Financial instruments
Notional amounts	390,394	389,449
Gross hedged assets	$ 6,685	$ 4,317
Impact of netting arrangements on hedged assets	(6,099)	(3,330)
Carrying value, hedged assets	586	987
Gross hedged liabilities	(10,844)	(5,663)
Impact of netting arrangements on hedged liabilities	9,933	5,130
Carrying value, hedged liabilities	$ (911)	$ (533)
One-to-one hedge relationships
Financial instruments
Notional amounts	154,310	159,852
Gross hedged assets	$ 3,018	$ 3,189
Gross hedged liabilities	$ (8,915)	$ (5,115)
One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	16,266	28,870
One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	93,324	69,524
One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	44,720	61,458
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	124,873	124,946
Gross hedged assets	$ 2,504	$ 2,402
Gross hedged liabilities	$ (8,073)	$ (4,889)
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	11,263	11,674
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	73,774	59,022
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	39,836	54,250
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	13,317	13,572
Gross hedged assets	$ (189)	$ 227
Gross hedged liabilities	$ (867)
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	1,100	4,717
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	9,775	5,251
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	2,442	3,604
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	13,317	14,760
Gross hedged assets	$ 675	$ 522
Gross hedged liabilities	$ 80	$ (175)
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	1,100	5,905
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	9,775	5,251
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	2,442	3,604
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	2,803	6,574
Gross hedged assets	$ 28	$ 38
Gross hedged liabilities	$ (55)	$ (51)
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	2,803	6,574
Macro hedge relationships
Financial instruments
Notional amounts	236,084	229,597
Gross hedged assets	$ 3,667	$ 1,128
Gross hedged liabilities	$ (1,929)	$ (548)
Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	22,328	28,258
Gross hedged assets	$ 417	$ 60
Gross hedged liabilities	$ (12)	$ (24)
Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	213,756	201,339
Gross hedged assets	$ 3,250	$ 1,068
Gross hedged liabilities	$ (1,917)	$ (524)
Parent Entity
Financial instruments
Notional amounts	325,615	318,927
Gross hedged assets	$ 5,186	$ 3,752
Impact of netting arrangements on hedged assets	(4,987)	(3,041)
Carrying value, hedged assets	199	711
Gross hedged liabilities	(9,915)	(5,297)
Impact of netting arrangements on hedged liabilities	9,618	5,005
Carrying value, hedged liabilities	$ (297)	$ (292)
Parent Entity | One-to-one hedge relationships
Financial instruments
Notional amounts	130,847	135,522
Gross hedged assets	$ 2,631	$ 2,924
Gross hedged liabilities	$ (8,302)	$ (4,873)
Parent Entity | One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	14,475	18,762
Parent Entity | One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	75,018	61,096
Parent Entity | One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	41,354	55,664
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	123,683	123,265
Gross hedged assets	$ 2,470	$ 2,400
Gross hedged liabilities	$ (8,070)	$ (4,837)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	10,957	11,283
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	72,890	57,732
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	39,836	54,250
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	2,686	5,497
Gross hedged assets	$ (16)	$ 165
Gross hedged liabilities	$ (94)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	863	3,108
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,064	1,682
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	759	707
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	2,686	5,497
Gross hedged assets	$ 162	$ 354
Gross hedged liabilities	$ (83)	$ (34)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	863	3,108
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,064	1,682
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	759	707
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	1,792	1,263
Gross hedged assets	$ 15	$ 5
Gross hedged liabilities	$ (55)	$ (2)
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	1,792	1,263
Parent Entity | Macro hedge relationships
Financial instruments
Notional amounts	194,768	183,405
Gross hedged assets	$ 2,555	$ 828
Gross hedged liabilities	$ (1,613)	$ (424)
Parent Entity | Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	2,632	2,872
Gross hedged assets	$ 119	$ 7
Gross hedged liabilities	$ (1)	$ (1)
Parent Entity | Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	192,136	180,533
Gross hedged assets	$ 2,436	$ 821
Gross hedged liabilities	$ (1,612)	$ (423)